Part A Version A



                        Supplement dated March 15, 2001
                              to the prospectus of

               Valuemark(r) II Flexible Premium Variable Annuity
               Valuemark(r) IV Flexible Premium Variable Annuity
                               Dated May 1, 2000


                                   ISSUED BY
                  Preferred Life Insurance Company of New York
                       Preferred Life Variable Account C


Effective May 1, 2001, the following portfolios will be closed to new monies:

* Alger American Leveraged AllCap Portfolio
* Alger American Growth Portfolio

On and after May 1, sub-accounts investing in the above portfolios will no longer accept new premiums, transfers from other sub-accounts or the fixed account, including dollar cost averaging transfers, or automatic portfolio or Allianz Asset Allocation Models. Monies already allocated to one of the closed portfolios will remain in the portfolio until we receive contrary instructions from the contract owner.

Any new premiums or transfers allocated to one of the closed portfolios will be allocated to the money market fund option, until we receive new instructions from the contract owner. Automatic portfolio rebalancing and asset allocation will be discontinued for any rebalancing or allocation program that includes one of the closed funds, until we receive new instructions from the contract owner.



                                                                    PRO-008-0301




                                Part A Version B


                        Supplement dated March 15, 2001
                              to the prospectus of

                    USAllianz Advantage(tm) Variable Annuity
                Dated May 1, 2000, as amended December 15, 2000


                                   ISSUED BY
                  Preferred Life Insurance Company of New York
                       Preferred Life Variable Account C


Effective May 1, 2001, the following portfolios will be closed to new monies:

* Van Kampen LIT Enterprise Portfolio
* Van Kampen LIT Growth and Income Portfolio
* Alger American Leveraged AllCap Portfolio
* Alger American Growth Portfolio

On and after May 1, sub-accounts investing in the above portfolios will no longer accept new premiums, transfers from other sub-accounts or the fixed account, including dollar cost averaging transfers, or automatic portfolio or Allianz Asset Allocation Models. Monies already allocated to one of the closed portfolios will remain in the portfolio until we receive contrary instructions from the contract owner.

Any new premiums or transfers allocated to one of the closed portfolios will be allocated to the money market fund option, until we receive new instructions from the contract owner. Automatic portfolio rebalancing and asset allocation will be discontinued for any rebalancing or allocation program that includes one of the closed funds, until we receive new instructions from the contract owner.



                                                                    PRO-007-0301